Significant Accounting Policies (Schedule of changes to the consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Inventories (note 7)	$ 35,274	$ 14,969
NON-CURRENT ASSETS:
Property, plant and equipment (note 10)	405,410	375,656
Other assets (note 12)	$ 15,210	40,744
Previously stated [member]
CURRENT ASSETS:
Inventories (note 7)		14,471
NON-CURRENT ASSETS:
Property, plant and equipment (note 10)		378,509
Other assets (note 12)		38,389
Increase (decrease) due to voluntary changes in accounting policy [member]
CURRENT ASSETS:
Inventories (note 7)		498
NON-CURRENT ASSETS:
Property, plant and equipment (note 10)		(2,853)
Other assets (note 12)		$ 2,355